Income Taxes - Reconciliation of Federal Statutory Income Tax Rate to Effective Tax Rate Additional Information (Detail)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Income Taxes [Line Items]
Statutory income tax rate	21.00%	[1]	7.80%	[1]	7.80%	[1]
UNITED KINGDOM
Income Taxes [Line Items]
Statutory income tax rate	21.00%
SWITZERLAND
Income Taxes [Line Items]
Statutory income tax rate			7.80%		7.80%

[1]	The statutory rate for 2014 reflects the U.K. statutory rate of 21 percent. For 2013 and 2012, the statutory rate reflects the Swiss statutory rate of 7.8 percent.